Federated Hermes Quality Bond Fund II Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Primary Shares [Member] | Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	7.30%	(0.36%)	2.01%
Primary Shares [Member] | Bloomberg US Intermediate Credit Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.88%	1.54%	3.13%
Primary Shares [Member] | P
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	1.10%	2.99%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[3]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate, taxable bond market.
[4]	The Bloomberg US Intermediate Credit Index measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. The index only includes securities with maturity between one and ten years. It is composed of the Bloomberg US Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.